Income Tax Expense (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (614)
Credited (charged) to the income statement	(2,504)
Charged to OCI	20
Deferred tax liabilities	(3,098)	$ (614)
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(7,824)	(6,529)
Credited (charged) to the income statement	(8,554)	(1,295)
Charged to OCI	20	0
Deferred tax liabilities	(16,378)	(7,824)
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,209	7,478
Credited (charged) to the income statement	(6,075)	(906)
Charged to OCI		637
Deferred tax assets	13,284	7,209
Mineral Property Interest [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,873)	(1,483)
Credited (charged) to the income statement	(5,046)	(1,390)
Charged to OCI		0
Deferred tax liabilities	(7,919)	(2,873)
Mineral Property Interest [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	839	770
Credited (charged) to the income statement	3,632	69
Charged to OCI		0
Deferred tax assets	4,471	839
Inventory [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(113)	(126)
Credited (charged) to the income statement	0	13
Charged to OCI		0
Deferred tax liabilities	(113)	(113)
Loss Carryforward [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,268	4,281
Credited (charged) to the income statement	2,997	(13)
Charged to OCI		0
Deferred tax assets	7,265	4,268
Property, Plant And Equipments [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,464)	(1,505)
Credited (charged) to the income statement	(598)	41
Charged to OCI		0
Deferred tax liabilities	(2,062)	(1,464)
Property, Plant And Equipments [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	77	143
Credited (charged) to the income statement	(5)	(66)
Charged to OCI		0
Deferred tax assets	72	77
Decommissioning and Rehabilitation Provision [member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,364	1,485
Credited (charged) to the income statement	63	(121)
Charged to OCI		0
Deferred tax assets	1,427	1,364
Other [member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,374)	(3,415)
Credited (charged) to the income statement	(2,930)	41
Charged to OCI	20	0
Deferred tax liabilities	(6,284)	(3,374)
Other [member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	661	799
Credited (charged) to the income statement	(612)	(775)
Charged to OCI		637
Deferred tax assets	$ 49	$ 661